TAXES ON INCOME (Reconciliation of Theoretical Tax Benefit and Actual Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			17 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
TAXES ON INCOME [Abstract]
Income (loss) before income taxes, as reported in the statements of operations	$ 906	$ (1,420)	$ (5,867)
Statutory tax rate in Israel	26.50%	25.00%	25.00%	26.50%
Theoretical tax benefit	240	(355)	(1,467)
Tax rate differential on foreign subsidiaries	(176)	19	(11)
Non-deductible expenses and other permanent differences	222	165	185
Change of deferred tax as result of tax rate change		(727)
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years		(469)
Differences in taxes arising from foreign currency exchange, net	1,715	186
Losses and timing differences for which no deferred taxes were recorded	(2,326)	1,619	1,083
Withholding taxes that were deducted by the Company''s clients	180		120
Other	325	(438)	210
Income taxes	$ 180		$ 120